6. SEGMENT INFORMATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 902,932	$ 927,407	$ 930,854
Broadcast [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	455,125	472,751	486,434
Enterprise [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	428,226	430,343	420,138
Consulting and Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 19,581	$ 24,313	$ 24,282